BAKER BOTTS L.L.P.

2001 ROSS AVENUE	AUSTIN
DALLAS, TEXAS	DALLAS
75201-2980	DUBAI
214.953.6500	HONG KONG
FAX 214.953.6503	HOUSTON
LONDON
MOSCOW
NEW YORK
RIYADH
WASHINGTON

March 13, 2006
BY EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Sarah Rechter
214.953.6419
FAX 214.661.4419
sarah.rechter@bakerbotts.com

Re:	Zix Corporation Preliminary Proxy Statement
Ladies and Gentlemen:
     On behalf of Zix Corporation (the “Zix”), we enclose for filing pursuant to rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, a preliminary proxy statement on Schedule 14A (the “Preliminary Proxy Statement”) and proxy card relating to Zix’s 2006 annual meeting of shareholders. Pursuant to Rule 14a-6(i), no fee is required in connection with the filing of the Preliminary Proxy Statement.
     Zix contemplates mailing definitive copies of its proxy statement to its shareholders on or about March 24, 2006. Your assistance in helping Zix meet this schedule would be greatly appreciated. Further, if a determination is made that the enclosed Preliminary Proxy Statement will not be reviewed, please advise the undersigned (214.953.6419) of such determination as soon as practicable.
     If any questions should arise in the course of your review of the Preliminary Proxy Statement, please call the undersigned at (214) 953-6419. In addition, please send copies of all correspondence with Zix to the undersigned, Baker Botts L.L.P., 2001 Ross Avenue, Dallas, Texas 75201.
Very truly yours,
/s/ Sarah Rechter
Sarah Rechter

cc:	Ronald A. Woessner
Zix Corporation

David Emmons
Courtney York
Baker Botts L.L.P.